Consolidated Statement of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue		$ 129,558	$ 77,845
Cost of revenue		103,205	62,425
Gross profit		26,353	15,420
Operating expenses:
Research and development		5,310	3,368
Sales and marketing		6,031	6,313
General and administrative		17,431	11,359
Loss on equity investments			(95)
Total operating expenses		28,772	20,945
Loss from operations		(2,419)	(5,525)
Other income, net		136	297
Financial expense, net		(439)	(416)
Foreign currency loss		(517)	(32)
Loss before income tax expense		(3,239)	(5,676)
Income tax expense		2,273	1,424
Net loss		(5,512)	(7,100)
Net loss attributable to non-controlling interests			(2)
Net loss attributable to the owners of the parent		(5,512)	(7,098)
Net loss attributable to common stockholders		$ (5,512)	$ (7,100)
Net loss per share attributable to common stockholders, basic and diluted	[1]	$ (0.48)	$ (0.72)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	[1]	11,603,381	9,828,411

[1]	Amounts for the year ended December 31, 2018 differ from those published in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined below in the notes). Specifically, the number of common shares outstanding during periods before the Business Combination are computed on the basis of the number of common shares of Kaleyra S.p.A. (accounting acquiror) during those periods multiplied by the exchange ratio established in the stock purchase agreement. Common stock and additional paid-in capital were adjusted accordingly.